Investment Securities - Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
AFS securities:
Amortized Cost	$ 78,849	$ 84,056
Gross Unrealized Gains	22	15
Gross Unrealized Losses	11,505	12,270
AFS securities, Fair Value	67,366	71,801
HTM securities:
Amortized Cost	54,107	57,713
HTM securities, Fair Value	44,630	47,791
U.S. Treasury
AFS securities:
Amortized Cost	10,511	11,080
Gross Unrealized Gains	2	0
Gross Unrealized Losses	472	785
AFS securities, Fair Value	10,041	10,295
GSE
AFS securities:
Amortized Cost	393	339
Gross Unrealized Gains	3	0
Gross Unrealized Losses	34	36
AFS securities, Fair Value	362	303
Agency MBS – residential
AFS securities:
Amortized Cost	60,989	65,377
Gross Unrealized Gains	0	0
Gross Unrealized Losses	9,700	10,152
AFS securities, Fair Value	51,289	55,225
HTM securities:
Amortized Cost	54,107	57,713
Gross Unrealized Gains	0	0
Gross Unrealized Losses	9,477	9,922
HTM securities, Fair Value	44,630	47,791
Agency MBS – commercial
AFS securities:
Amortized Cost	2,817	2,887
Gross Unrealized Gains	0	0
Gross Unrealized Losses	569	463
AFS securities, Fair Value	2,248	2,424
States and political subdivisions
AFS securities:
Amortized Cost	421	425
Gross Unrealized Gains	17	15
Gross Unrealized Losses	13	24
AFS securities, Fair Value	425	416
Non-agency MBS
AFS securities:
Amortized Cost	3,698	3,927
Gross Unrealized Gains	0	0
Gross Unrealized Losses	717	810
AFS securities, Fair Value	2,981	3,117
Other
AFS securities:
Amortized Cost	20	21
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
AFS securities, Fair Value	$ 20	$ 21